                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Taconic Capital Advisors LLC
Address:                450 Park Avenue, 8th Floor
                        New York, NY 10022

Form 13F File Number: 28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein            New York, NY                      May 13, 2003
----------------------            ------------                      ------------


Report Type (Check only one):

[ X]  13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                          --------------------------------------

Form 13F Information Table Entry Total:                    117
                                          --------------------------------------

Form 13F Information Table Value Total:                    447,884
                                          ------------------------

                                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHRD   NONE
        --------------           --------------     -----   --------    -------  ---  ---- ---------- --------  ----   ----   ----
Aether Sys 6.00% Due 3/22/2005    Note 6% 3/2     00808VAA3    4,483   5,065,548 PRN         Sole                          5,065,548
American Int'l Group                 Common       026874107   12,084     244,368 SH          Sole              244,368
AmerisourceBergen                    Common       03073E105   16,646     317,072 SH          Sole              317,072
Amgen Inc                            Common       031162100    7,226     125,556 SH          Sole              125,556
Anadarko Pete                        Common       032511107    3,696      81,229 SH          Sole               81,229
Aquila Inc                           Common       03840P102      303     145,622 SH          Sole              145,622
Arvin Meritor                        Common       043353101      350      25,000 SH          Sole               25,000
Aspect Telecommunications             SDCV        045237AE4      263     648,764 SH          Sole              648,764
AT&T                                 Common       001957505    1,749     107,952 SH          Sole              107,952
AT&T Wireless                        Common       00209A106      671     101,699 SH          Sole              101,699
BankNorth Group                      Common       06646R107    5,905     270,737 SH          Sole              270,737
Barrick Gold Corp                    Common       067901108   12,850     825,842 SH          Sole              825,842
BK UTD Litig                         Common       065416117       21     175,635 SH          Sole              175,635
Bowater                              Common       102183100    3,935     105,931 SH          Sole              105,931
BP PLC ADRC                        Spons ADR      055622104    2,532      65,600 SH          Sole               65,600
Brooks-Pri Automation                Common       11442E102      542      56,032 SH          Sole               56,032
Cardinal Health                      Common       14149Y108   15,496     272,001 SH          Sole              272,001
Cephalon                             Common       156708109    2,255      56,459 SH          Sole               56,459
Citigroup                            Common       172967101   11,752     341,146 SH          Sole              341,146
CKE Restaurants Nts                Note 4.25%     12561EAB1    5,091   5,303,644 PRN         Sole                          5,303,644
Comcast                              Common       20030N101    4,938     172,709 SH          Sole              172,709
Conagra Foods                        Common       205887102    1,361      67,800 SH          Sole               67,800
ConocoPhilips                        Common       20825C104    4,686      87,420 SH          Sole               87,420
Cosine Communications                Common       221222607       88      19,463 SH          Sole               19,463
Dean Foods                           Common       242370104   10,108     235,572 SH          Sole              235,572
Devon Energy                         Common       25179M103    1,994      41,358 SH          Sole               41,358
Dole Food                            Common       256605106    9,991     298,429 SH          Sole              298,429
Dow Chemical                         Common       260543103    4,095     148,308 SH          Sole              148,308
Dreyers Grand Ice Cream              Common       261878102   13,492     194,628 SH          Sole              194,628
Duke Energy                          Common       264399106    3,045     209,392 SH          Sole              209,392
Elan PLC                               RT         G29539148        1     266,707 SH          Sole              266,707
Encana                               Common       292505104    5,402     166,939 SH          Sole              166,939
Fair Issac & Co.                     Common       303250104    9,930     195,398 SH          Sole              195,398

Fifth Third Bancorp                  Common       316773100    7,900     157,560 SH          Sole              157,560
Fleet Boston                         Common       339030108    2,287      95,791 SH          Sole               95,791
Forest Oil Corp                      Common       346091705      417      18,704 SH          Sole               18,704
Freeport-McMoran                     Common       35671D857    8,288     486,095 SH          Sole              486,095
Genesis Michrochip                   Common       37184C103    1,240      99,325 SH          Sole               99,325
Georgia Pacific                      Common       373298108      840      60,399 SH          Sole               60,399
Glaxo SmithKline                      ADR         37733W105   10,256     291,445 SH          Sole              291,445
Group CGI CAD                        Common       39945C109    4,799   1,020,978 SH          Sole            1,020,978
Gucci Grp NY                         Common       401566104    2,807      29,454 SH          Sole               29,454
Hewlett Packard                      Common       428236103   11,806     759,198 SH          Sole              759,198
Household Intl                       Common       441815107    8,872     324,382 SH          Sole              324,382
Intersil Corp                       Class A       46069S109      509      32,707 SH          Sole               32,707
Inv Group                            Common       46152H101    1,143      68,158 SH          Sole               68,158
ITWO 5.25%                         Note 5.25%     465754AF6      519     810,950 PRN         Sole                            810,950
JP Morgan Chase                      Common       46625H100    5,559     234,450 SH          Sole              234,450
Johnson and Johnson                  Common       478160104   15,225     263,085 SH          Sole              263,085
Jones Apparel Group                  Common       480074103      400      14,594 SH          Sole               14,594
K2 Inc                               Common       482732104      641      83,024 SH          Sole               83,024
Kaiser Aluminum                      Common       483007100        2      58,389 SH          Sole               58,389
Keynote Systems                      Common       493308100      393      42,299 SH          Sole               42,299
King Pharmaceuticals                 Common       495582108    2,671     223,877 SH          Sole              223,877
Laboratory Corp of America           Common       50540R409      258       8,696 SH          Sole                8,696
Libbey Inc                           Common       529898108      632      25,691 SH          Sole               25,691
Liberate Technology                  Common       530129105       68      32,438 SH          Sole               32,438
LSI Logic                            Common       502161102    1,088     240,807 SH          Sole              240,807
Macromedia                           Common       556100105      595      49,258 SH          Sole               49,258
Maxim Integrated Products            Common       57772K101    2,899      80,261 SH          Sole               80,261
Medimmune Inc                        Common       584699102    2,346      71,456 SH          Sole               71,456
Merck & Co.                          Common       589331107    1,417      25,871 SH          Sole               25,871
Metamor Worldwide                  Note 2.94%     59133PAA8    3,576   8,414,459 PRN         Sole                          8,414,459
Millennium Pharmaceuticals           Common       599902103      612      77,847 SH          Sole               77,847
MKS Instruments                      Common       55306N104      431      34,442 SH          Sole               34,442
Monsanto                             Common       61166W101    1,159      70,664 SH          Sole               70,664
National Grid Group Plc          Sponsored ADR    636274102    7,726     251,239 SH          Sole              251,239
Natural MicroSystems Corp       Note 5.000% 10/1  638882AA8      827   1,297,528 PRN         Sole                          1,297,528
Network Associates                   Common       640938106      660      47,821 SH          Sole               47,821
Newmont Mining Corp                  Common       651639106    4,093     156,529 SH          Sole              156,529
Nextel Communications                Common       65332V103      217      16,219 SH          Sole               16,219
Northrop Grumman Corp                Common       666807102    1,848      21,536 SH          Sole               21,536
Novellus Systems                     Common       670008101    2,794     102,454 SH          Sole              102,454

P&O Princess Cruises                  ADR         693070104    1,379      51,706 SH          Sole               51,706
Panamerican Beverages                Common       P74823108    3,393     156,481 SH          Sole              156,481
Pepco Holdings                       Common       713291102      917      52,693 SH          Sole               52,693
Pfizer Inc                           Common       717081103    1,772      56,875 SH          Sole               56,875
Pharmacia Corp                       Common       71713U102   16,060     370,898 SH          Sole              370,898
Plum Creek Timber                    Common       729251108    2,665     123,433 SH          Sole              123,433
Precise Software Solutions           Common       M41450103    5,793     348,321 SH          Sole              348,321
Premiere Technologies            Note 5.75% 7/0   74058FAC6    2,948   3,178,939 PRN         Sole                          3,178,939
Pride International                  Common       74153Q102    5,204     385,748 SH          Sole              385,748
Progress Energy                      Common       743263105      610      15,574 SH          Sole               15,574
Prologis Trust                     Sh Ben Int     743410102    4,001     158,014 SH          Sole              158,014
Quintiles Transnational              Common       748767100    1,924     158,233 SH          Sole              158,233
Radian Group                         Common       750236101    5,508     165,000 SH          Sole              165,000
Redback Networks                Note 5.000% 4/0   757209AB7    3,152  11,158,737 PRN         Sole                         11,158,737
Scios Inc                            Common       808905103    1,286      29,195 SH          Sole               29,195
Sequenom                             Common       817337108       41      22,170 SH          Sole               22,170
SFE 5 6/15/2006                  SB NT CV 5%06    786449AE8    4,391   6,141,847 PRN         Sole                          6,141,847
Shire Pharmaceutical                  ADR         82481R106    4,596     248,033 SH          Sole              248,033
Smucker J.M.                         Common       832696405    4,471     127,864 SH          Sole              127,864
Smurfit Stone Container              Common       832727101      486      36,495 SH          Sole               36,495
SPX Corp                             Common       784635104    5,402     158,126 SH          Sole              158,126
Sun Life Financial Services          Common       866796105    2,140     113,973 SH          Sole              113,973
Sybase                               Common       871130100      707      54,563 SH          Sole               54,563
Symantec                             Common       871503108    4,635     118,302 SH          Sole              118,302
Symmetricom                          Common       871543104      141      37,181 SH          Sole               37,181
Taubman Centers Inc                  Common       876664103    4,574     268,587 SH          Sole              268,587
Tellium Inc                          Common       87967E107       86     162,191 SH          Sole              162,191
Terayon Comm Systems             Note 5.00% 8/0   880775AC5      261     369,795 PRN         Sole                            369,795
Thoratec                             Common       885175307    2,413     190,174 SH          Sole              190,174
Tower Automotive                  Note 5.000%     891707AE1      564     648,760 PRN         Sole                            648,760
Travelers Ppty Cas Corp             Class A       89420G109      427      30,282 SH          Sole               30,282
Travelers Ppty Cas Corp             Class B       89420G406      208      14,738 SH          Sole               14,738
Turnstone Sys                        Common       900423104    3,355   1,185,539 SH          Sole            1,185,539
Tyco International                   Common       902124106      141      10,949 SH          Sole               10,949
Tyson Foods Inc                     Class A       902494103    1,095     141,333 SH          Sole              141,333
UBS AG Reg                         Namen Akt      H8920M855    4,365     102,231 SH          Sole              102,231
United Parcel                        Common       911312106    1,432      25,117 SH          Sole               25,117
Unocal Corp                          Common       915289102      930      35,358 SH          Sole               35,358
US Bancorp                           Common       902973304    8,597     452,948 SH          Sole              452,948
Valero Energy                        Common       91913Y100   17,790     429,907 SH          Sole              429,907
Viacom                              Class B       925524308    9,509     260,367 SH          Sole              260,367
Vertex Pharmaceuticals              Note 5%       92532FAD2    1,048   1,297,528 PRN         Sole                          1,297,528
Wells Fargo                          Common       949746101    7,355     163,487 SH          Sole              163,487
Yahoo Inc                            Common       984332106    3,311     137,838 SH          Sole              137,838
TOTAL VALUE                                                  447,884